Subsequent Events (Details)	12 Months Ended
	Oct. 31, 2023 USD ($) km² Licenses	Dec. 07, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Subsequent Events [Line Items]
Cash received	$ 1,500,000		$ 400,000	$ 300,000
Exploration expenditure	$ 500,000
Number of licenses (in Licenses) | Licenses	2
Firm commitment	$ 14,450,000
License granted term	6
Licenses have been granted period	5 years
Teck Alliance Agreement [Member]
Subsequent Events [Line Items]
Cash received		$ 1,500,000
Firm commitment	$ 2,000,000
Percentage of license	100.00%
Second payment	$ 626,000
Pavlodar, Kazakhstan [Member]
Subsequent Events [Line Items]
Exploration expenditure	$ 5,000,000
Square kilometers located (in Square Kilometers) | km²	1,736
First Option [Member]
Subsequent Events [Line Items]
Tech sold fund	$ 5,500,000
Term of tech sold fund	2 years
Percentage of designated property	51.00%
First Option [Member] | Teck Alliance Agreement [Member]
Subsequent Events [Line Items]
Tech sold fund	$ 2,500,000
Term of tech sold fund	1 year
Second Option [Member]
Subsequent Events [Line Items]
Tech sold fund	$ 18,000,000
Term of tech sold fund	3 years
Percentage of designated property	65.00%
Percentage of additional property	14.00%
Second Option [Member] | Teck Alliance Agreement [Member]
Subsequent Events [Line Items]
Tech sold fund	$ 5,000,000
Term of tech sold fund	1 year
Third Option [Member]
Subsequent Events [Line Items]
Tech sold fund	$ 24,000,000
Term of tech sold fund	4 years
Percentage of designated property	75.00%
Percentage of additional property	10.00%
Third Option [Member] | Teck Alliance Agreement [Member]
Subsequent Events [Line Items]
Tech sold fund	$ 6,000,000
Term of tech sold fund	1 year